14. Prepaid Expenses	12 Months Ended
Dec. 31, 2017
Prepaid Expenses
Prepaid Expenses

	12.31.2017	12.31.2016
Risk premium - GSF renegotiation (14.1)	28,033	40,909
Others	24,518	23,770
	52,551	64,679
Current	39,867	39,096
Noncurrent	12,684	25,583

14.1    GSF (Generation Scaling Factor) renegotiation

During 2015, hydropower generation utilities were strongly impacted by the power generation below their physical guarantee due to the low level of the reservoirs affected by the rainfall shortage of the last years, and resulting in the need for liquidation with the CCEE, at the price of the PLD, of the deficit between the generated power and the sold power.

Hydropower generation utilities significantly affected by the low reservoir levels in recent years were benefited by the enactment of Law No. 13,203 by the Concession Authority on 12.08.2015, which allows hydropower generation companies subscribing to the Electricity Reallocation Mechanism (MRE) to reallocate their hydrological risk as from January 1, 2015.

ANEEL Regulatory Resolution No. 684 of 12.11.2015 establishes the criteria and other conditions for reallocation of hydrological risk by MRE members. In the Regulated Contracting Environment (ACR), hydrological risk was transferred to consumers against payment by the generation company of a risk premium into the Rate Tier Pooling Account (CCRBT). In the Free Contracting Environment (ACL), hydrological risk was reallocated through Reserve Capacity contracts.

On December 23, 2015, following analysis of reallocation conditions in the ACR and ACL, Copel GeT and Elejor filed a request for renegotiation of hydrological risk in ACR of HPPs Mauá, Foz do Areia, Santa Clara and Fundão, which was consented through Decisions No. 84/2016 and 43/2016.

In accordance with Hydrological Risk Renegotiation Term and previously mentioned regulations, the companies acquired the right to partially recover cost with GSF in 2015, in the amount of R$33.55 per average MW for SP100 product class, based on the risk premium contracted by them.

The amounts originally recognized on the renegotiation of the hydrological risk were as follows:

Power Plant	Physical guarantee (Average MW )	Eligible amount of energy (Average MW )	Amortization period of prepaid expenses	Grant extension period (intangible asset)	Asset value to recover as renegotiation of GSF	Value of prepaid expenses to amortize with future risk premium	Value of intangible assets amortization over the concession period
Mauá	100.827	97.391	01.01.2016 to 06.30.2020	not applicable	28,623	28,623	-
Foz do Areia	576.000	226.705	01.01.2016 to 12.31.2016	05.24.2023 to 09.17.2023	66,628	17,222	49,406
Santa Clara and Fundão	135.400	134.323	01.01.2016 to 04.22.2019	10.25.2036 to 05.28.2037	39,369	30,326	9,043
		458.419			134,620	76,171	58,449

 A breakdown of these items as at 12.31.2017 is presented below:

	Balance as of January 1, 2016	Amortization	Transfers	Balance as of December 31, 2016	Amortization	Transfers	Balance as of December 31, 2017
Risk premium - current asset	23,313	(32,679)	24,825	15,459	(12,876)	12,876	15,459
Risk premium - noncurrent asset	25,340	-	110	25,450	-	(12,876)	12,574
Intangible	30,807	(4,493)	26,872	53,186	(7,441)	-	45,745
Liability deduction with CCEE	55,160	(3,353)	(51,807)	-	-	-	-
	134,620	(40,525)	-	94,095	(20,317)	-	73,778
Risk premium to be amortized - prepaid expenses	76,171			40,909			28,033
Grant extension period - intangible	58,449			53,186			45,745